REGULATORY REQUIREMENTS (Details) $ in Thousands	Dec. 31, 2020 HKD ($)
Futu Securities (Hong Kong) Limited
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	$ 2,453,687
Requirement	1,286,263
Excess	1,167,424
Futu Inc
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	78,597
Requirement	11,945
Excess	66,652
Futu Clearing Inc
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	131,415
Requirement	1,938
Excess	129,477
Futu Singapore pte Ltd.
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	56,775
Requirement	586
Excess	56,189
Futu Insurance Brokers (Hong Kong) Limited
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	2,034
Requirement	500
Excess	$ 1,534